Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Summary of deferred tax assets and liabilities

	December 31,
	2015	2014
Deferred tax assets, current
Allowance for doubtful accounts	$5,634	$5,951
Accrued revenue (net of cost)	49,870	82,729
	55,504	88,680
Less: valuation allowance	-	(62,672)
	55,504	26,008
Deferred tax assets, non-current
Depreciation expense	2,085	2,202
Loss carryforward	25,847	73,065
	27,932	75,267
Less: valuation allowance	(3,958)	(57,700)
	23,974	17,567
Deferred tax liability, current
Accrued revenue (net of cost)	(90,777)	(207,490)
	(90,777)	(207,490)
Deferred tax liabilities, non-current
Depreciation expense	-	(22,017)
	$-	$(22,017)

Schedule of deferred income tax balances for financial reporting
	December 31,
	2015	2014
Deferred tax assets, current	$-	$-
Deferred tax assets, non-current	23,974	-
Deferred tax liabilities, current	(35,273)	(181,482)
Deferred tax liabilities, non-current	-	(4,450)